Financial items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Finance Income Expense [Abstract]
Foreign exchange gains (losses) derivative financial instruments	$ 132	$ 149	$ (920)
Other foreign exchange gains (losses)	92	(315)	1,046
Net foreign exchange gains (losses)	224	(166)	126
Dividends received	75	150	63
Gains (losses) financial investments	245	(72)	108
Interest income on other financial assets	124	45	64
Interest income non-current financial receivables	21	27	24
Interest income current financial assets and other financial items	280	132	228
Interest income and other financial items	746	283	487
Gains (losses) derivative financial instruments	473	(341)	(61)
Interest expense bonds and bank loans and net interest on related derivatives	(987)	(922)	(1,004)
Interest expense lease liabilities	(126)	(23)	(26)
Capitalised borrowing costs	480	552	454
Accretion expense asset retirement obligations	(456)	(461)	(413)
Interest expense current financial liabilities and other finance expense	(360)	(185)	86
Interest and other finance expenses	(1,450)	(1,040)	(903)
Net financial items	(7)	(1,263)	(351)
Interest expense from the financial liabilities at amortised cost category	861	868	1,084
Net interest expense, fair value through profit or loss category	129	55
Net interest income, fair value through profit or loss category			80
Income from release of a provision			319
Fair value gain (loss) from the trading instruments held	457	(357)	(77)
Net foreign exchange gain			$ 427
Net foreign exchange loss	$ 74	$ 422